Defined Contribution Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Retirement Benefits [Abstract]
Employer contributions	$ 0.9	$ 0.1	$ 0.0